Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Cash			$ 411,614		$ 2,585,180	$ 1,801,230
Payment for insurance coverage			12,603	$ 9,165	18,330	24,357
Rent expense			19,200	19,200	38,400	38,400
Convertible promissory note		$ 200,000		$ 550,000		1,882,500
Maturity date				Jun. 30, 2021
Conversion of stock price				$ 2.00
Repayment of debt	$ 750,000	$ 750,000				1,811,460
Related Party [Member]
Related Party Transaction [Line Items]
Cash					1,801,230	$ 2,585,180
Cash			$ 411,614		$ 2,585,180